UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2009 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	November 3, 2009



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 47

Form 13F Information Table Value Total : $105,916
,

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3PAR Inc                       COM              88580F109     3882   351950 SH       Sole                   351950
Abbott Laboratories            COM              002824100     1731    35000 SH       Sole                    35000
Activision Blizzard, Inc       COM              00507V109     4169   336475 SH       Sole                   336475
Adobe Systems Inc              COM              00724F101     4558   137950 SH       Sole                   137950
Advent Software                COM              007974108     4804   119355 SH       Sole                   119355
Akamai Technologies            COM              00971T101     4466   226950 SH       Sole                   226950
Apple Computer                 COM              037833100      389     2100 SH       Sole                     2100
Automatic Data Processing, Inc COM              053015103      272     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104     1014    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1414       14 SH       Sole                       14
Berk. Hath. Class B            COM              084670207     2024      609 SH       Sole                      609
Cavium Networks, Inc.          COM              14965A101     3376   157250 SH       Sole                   157250
Cisco Systems                  COM              17275R102      592    25150 SH       Sole                    25150
Compellent Technologies        COM              20452A108     1634    90500 SH       Sole                    90500
Constant Contact, Inc          COM              210313102     2273   118078 SH       Sole                   118078
Dolby Laboratories, Inc.       COM              25659T107     4287   112255 SH       Sole                   112255
EMC Corporation                COM              268648102     2140   125603 SH       Sole                   125603
Electronic Arts                COM              285512109     4671   245221 SH       Sole                   245221
EnerNOC, Inc                   COM              292764107     1361    41040 SH       Sole                    41040
General Electric               COM              369604103      920    56016 SH       Sole                    56016
General Mills                  COM              370334104      859    13336 SH       Sole                    13336
Google Inc                     COM              38259P508     3070     6191 SH       Sole                     6191
Halliburton Co.                COM              406216101      542    20000 SH       Sole                    20000
IBM                            COM              459200101     2645    22116 SH       Sole                    22116
Informatica Corp.              COM              45666Q102     2215    98111 SH       Sole                    98111
Intel Corp.                    COM              458140100      978    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103     3056   107239 SH       Sole                   107239
Johnson & Johnson              COM              478160104      982    16128 SH       Sole                    16128
Linear Technology              COM              535678106     5391   195119 SH       Sole                   195119
LogMeIn                        COM              54142L109     3512   191825 SH       Sole                   191825
LoopNet                        COM              543524300     1657   183300 SH       Sole                   183300
Marvell Technology             COM              G5876H105     2390   147648 SH       Sole                   147648
Medidata Solutions             COM              58471A105     1567   103450 SH       Sole                   103450
Minnesota Mining               COM              604059105      295     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     3807   248800 SH       Sole                   248800
Neutral Tandem                 COM              64128B108     2276   100000 SH       Sole                   100000
Omniture, Inc.                 COM              68212S109     3934   183475 SH       Sole                   183475
Oracle Corporation             COM              68389X105      213    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      551    33300 SH       Sole                    33300
Royal Dutch Shell PLC          COM              780259206      229     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     2918    51260 SH       Sole                    51260
Schering-Plough                COM              806605101     1130    40000 SH       Sole                    40000
Schlumberger Ltd.              COM              806857108      954    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     4095   291025 SH       Sole                   291025
Target CP                      COM              239753106      613    13140 SH       Sole                    13140
VMWare                         COM              928563402     3032    75475 SH       Sole                    75475
eHealth, Inc.                  COM              28238P109     3026   208531 SH       Sole                   208531